Financial Instruments And Risk Managment (Timing Of Cash Outflows To Financial Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Accounts Payable and Accrued Liabilities [Member]
Derivative [Line Items]
Less Than 1 Year	$ 2,243
Other Commitment, Total	2,243
Derivative Financial Instruments, Liabilities [Member]
Derivative [Line Items]
Less Than 1 Year	20
1 - 3 Years	7
Other Commitment, Total	27
Long-term Debt [Member]
Derivative [Line Items]
Less Than 1 Year	396	[1]
1 - 3 Years	1,493	[1]
4 - 5 Years	3,030	[1]
6 - 9 Years	1,610	[1]
Other Commitments Due After Nine Years	6,392	[1]
Other Commitment, Total	$ 12,921	[1]

[1]	Principal and interest.